RELATED-PARTY TRANSACTIONS - Revenue Earned and Contracts Originated (Details) - Nova Funds - Related Party	12 Months Ended
Dec. 31, 2023 USD ($) insurance_contract
Related Party Transaction [Line Items]
Revenue	$ 494,972
Origination expenses for life settlement policies	99,456
Face value	$ 46,650,000
Total policies | insurance_contract	7
Average Age	70 years
Origination fee revenue
Related Party Transaction [Line Items]
Revenue	$ 259,517
Transaction reimbursement revenue
Related Party Transaction [Line Items]
Revenue	$ 235,455